Earnings per Share (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Numerator:
Net income	$ 44,648	$ 38,072	$ 88,769	$ 68,414
Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,800	109,785	109,800	109,785